Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Wifi equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years